Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net (loss)/income before tax	$ (433)	$ (3,164)	$ 1,686
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	420	397	907
Depreciation of right-of-use assets	845	812	866
Inventories written down, net	655	943	452
Written off of advance to suppliers			956
Impairment loss on advance to suppliers		223
Gain on disposal of property and equipment	(5)	(50)	(5,048)
Gain on disposal of financial assets available for sales		(3)
Gain on early termination on lease liability			(113)
Provision of impairment of trade receivables	145	532	145
Reversal of impairment of trade receivables	(12)	(58)
Bad debt recovered	(6)
Bad debt written off	54
Customer deposit forfeited	(185)	(70)
Interest expense	1,690
(Gain)/Loss on revaluation of quoted shares	(39)	35	22
Share based compensation		1,196
Change in operating assets and liabilities:
Accounts receivables	(802)	(1,275)	1,763
Inventories	3,597	(9,334)	3,631
Deposits, prepayments and other receivables	5,193	(7,650)	408
Accounts payable and accrued liabilities	(1,352)	2,037	(2,119)
Customer deposits	(3,413)	2,521	(2,826)
Income tax payable		(2)	(675)
Net cash provided by/(used in) operating activities	6,352	(12,910)	55
Cash flows from investing activities:
Purchase of property and equipment	(202)	(598)	(1,955)
Proceeds from disposal of property and equipment	5	464	10,894
Investment in equity securities			(2,200)
Proceeds from/(investment in) financial assets available for sales, net	(38)	160	71
Net cash (used in)/generated from investing activities	(235)	26	6,810
Cash flows from financing activities:
Proceeds from bank borrowing	30,139	39,435
Repayment of bank borrowing	(34,627)	(31,781)	(7,369)
Proceeds from lease liabilities	1,828	5,720
Repayment of lease liabilities	(6,344)	(4,152)	(6,369)
Payment of interest on lease liabilities	(431)
Payment of interest on bank borrowings	(544)
Proceeds from shares issuance net of deferred offering costs	2,672		13,506
Payment of dividends			(10,524)
Loan from Director			9,881
Net cash (used in)/generated from financing activities	(7,307)	9,222	(875)
Effect on exchange rate change on cash and cash equivalents	(176)	(153)	80
Net change in cash and cash equivalent	(1,366)	(3,815)	6,070
BEGINNING OF THE FINANCIAL YEAR	3,258	7,073	1,003
END OF THE FINANCIAL YEAR	1,892	3,258	7,073
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	(175)	(18)	(675)
Cash refund for income taxes	175	18
Cash paid for interest	$ 975	$ 803	$ 1,051